Payments, by Project - 12 months ended Dec. 31, 2025 - CAD ($)	Fees	Total Payments
Total	$ 2,067,162	$ 2,067,162
San Luis
Total	2,055,255	2,055,255
La Estrella
Total	$ 11,907	$ 11,907